Distribution Date:	12/12/23	SG Commercial Mortgage Securities Trust 2016-C5
Determination Date:	12/06/23
Next Distribution Date:	01/12/24
Record Date:	11/30/23	Commercial Mortgage Pass-Through Certificates
Series 2016-C5

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	SG Commercial Mortgage Securities, LLC
Certificate Factor Detail	3		Jim Barnard		Jim.Barnard@sgcib.com
Certificate Interest Reconciliation Detail	4		245 Park Avenue | New York, NY 10167 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25-26
		Controlling Class	RREF III Debt AIV, L.P.
Interest Shortfall Detail - Collateral Level	27	Representative
Supplemental Notes	28		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	78419CAA2	1.345000%	30,047,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	78419CAB0	2.491000%	92,155,000.00	16,529,360.61	130,892.82	34,312.20	0.00	0.00	165,205.02	16,398,467.79	35.47%	30.00%
A-3	78419CAC8	2.779000%	165,000,000.00	165,000,000.00	0.00	382,112.50	0.00	0.00	382,112.50	165,000,000.00	35.47%	30.00%
A-4	78419CAD6	3.055000%	188,922,000.00	188,922,000.00	0.00	480,963.92	0.00	0.00	480,963.92	188,922,000.00	35.47%	30.00%
A-SB	78419CAE4	2.895000%	39,644,000.00	18,494,325.05	830,840.12	44,617.56	0.00	0.00	875,457.68	17,663,484.93	35.47%	30.00%
A-M	78419CAF1	3.379000%	50,656,000.00	50,656,000.00	0.00	142,638.85	0.00	0.00	142,638.85	50,656,000.00	27.04%	23.13%
B	78419CAK0	3.933000%	35,919,000.00	35,919,000.00	0.00	117,724.52	0.00	0.00	117,724.52	35,919,000.00	21.07%	18.25%
C	78419CAL8	4.819904%	33,157,000.00	33,157,000.00	0.00	133,177.97	0.00	0.00	133,177.97	33,157,000.00	15.55%	13.75%
D	78419CAV6	4.819904%	39,603,000.00	39,603,000.00	0.00	159,068.89	0.00	0.00	159,068.89	39,603,000.00	8.97%	8.38%
E	78419CAX2	2.537000%	19,342,000.00	19,342,000.00	0.00	40,892.21	0.00	0.00	40,892.21	19,342,000.00	5.75%	5.75%
F	78419CAZ7	2.537000%	8,289,000.00	8,289,000.00	0.00	17,524.33	0.00	0.00	17,524.33	8,289,000.00	4.37%	4.63%
G	78419CBB9	2.537000%	34,077,980.00	26,266,478.56	0.00	11,356.96	0.00	(8,743.27)	11,356.96	26,275,221.83	0.00%	0.00%
V	78419CBD5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	78419CBF0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			736,811,980.00	602,178,164.22	961,732.94	1,564,389.91	0.00	(8,743.27)	2,526,122.85	601,225,174.55

X-A	78419CAG9	1.859101%	566,424,000.00	439,601,685.66	0.00	681,053.36	0.00	0.00	681,053.36	438,639,952.72
X-B	78419CAH7	0.886904%	35,919,000.00	35,919,000.00	0.00	26,547.26	0.00	0.00	26,547.26	35,919,000.00
X-C	78419CAJ3	0.000000%	33,157,000.00	33,157,000.00	0.00	0.00	0.00	0.00	0.00	33,157,000.00
X-D	78419CAM6	0.000000%	39,603,000.00	39,603,000.00	0.00	0.00	0.00	0.00	0.00	39,603,000.00
X-E	78419CAP9	2.282904%	19,342,000.00	19,342,000.00	0.00	36,796.61	0.00	0.00	36,796.61	19,342,000.00
X-F	78419CAR5	2.282904%	8,289,000.00	8,289,000.00	0.00	15,769.16	0.00	0.00	15,769.16	8,289,000.00
X-G	78419CAT1	2.282904%	34,077,980.00	26,266,478.56	0.00	49,969.88	0.00	0.00	49,969.88	26,275,221.83
Notional SubTotal			736,811,980.00	602,178,164.22	0.00	810,136.27	0.00	0.00	810,136.27	601,225,174.55

Deal Distribution Total					961,732.94	2,374,526.18	0.00	(8,743.27)	3,336,259.12

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	78419CAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	78419CAB0	179.36477250	1.42035505	0.37233140	0.00000000	0.00000000	0.00000000	0.00000000	1.79268645	177.94441745
A-3	78419CAC8	1,000.00000000	0.00000000	2.31583333	0.00000000	0.00000000	0.00000000	0.00000000	2.31583333	1,000.00000000
A-4	78419CAD6	1,000.00000000	0.00000000	2.54583331	0.00000000	0.00000000	0.00000000	0.00000000	2.54583331	1,000.00000000
A-SB	78419CAE4	466.51006584	20.95752497	1.12545555	0.00000000	0.00000000	0.00000000	0.00000000	22.08298053	445.55254086
A-M	78419CAF1	1,000.00000000	0.00000000	2.81583327	0.00000000	0.00000000	0.00000000	0.00000000	2.81583327	1,000.00000000
B	78419CAK0	1,000.00000000	0.00000000	3.27749993	0.00000000	0.00000000	0.00000000	0.00000000	3.27749993	1,000.00000000
C	78419CAL8	1,000.00000000	0.00000000	4.01658684	0.00000000	0.00000000	0.00000000	0.00000000	4.01658684	1,000.00000000
D	78419CAV6	1,000.00000000	0.00000000	4.01658687	0.00000000	0.00000000	0.00000000	0.00000000	4.01658687	1,000.00000000
E	78419CAX2	1,000.00000000	0.00000000	2.11416658	0.00000000	0.00000000	0.00000000	0.00000000	2.11416658	1,000.00000000
F	78419CAZ7	1,000.00000000	0.00000000	2.11416697	0.00000000	0.00000000	0.00000000	0.00000000	2.11416697	1,000.00000000
G	78419CBB9	770.77569034	0.00000000	0.33326388	1.29628429	49.57170378	0.00000000	(0.25656656)	0.33326388	771.03225690
V	78419CBD5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	78419CBF0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	78419CAG9	776.10003400	0.00000000	1.20237377	0.00000000	0.00000000	0.00000000	0.00000000	1.20237377	774.40213112
X-B	78419CAH7	1,000.00000000	0.00000000	0.73908683	0.00000000	0.00000000	0.00000000	0.00000000	0.73908683	1,000.00000000
X-C	78419CAJ3	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	78419CAM6	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-E	78419CAP9	1,000.00000000	0.00000000	1.90242012	0.00000000	0.00000000	0.00000000	0.00000000	1.90242012	1,000.00000000
X-F	78419CAR5	1,000.00000000	0.00000000	1.90242007	0.00000000	0.00000000	0.00000000	0.00000000	1.90242007	1,000.00000000
X-G	78419CAT1	770.77569034	0.00000000	1.46633926	0.00000000	0.00000000	0.00000000	0.00000000	1.46633926	771.03225690

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	11/01/23 - 11/30/23	30	0.00	34,312.20	0.00	34,312.20	0.00	0.00	0.00	34,312.20	0.00
A-3	11/01/23 - 11/30/23	30	0.00	382,112.50	0.00	382,112.50	0.00	0.00	0.00	382,112.50	0.00
A-4	11/01/23 - 11/30/23	30	0.00	480,963.92	0.00	480,963.92	0.00	0.00	0.00	480,963.92	0.00
A-SB	11/01/23 - 11/30/23	30	0.00	44,617.56	0.00	44,617.56	0.00	0.00	0.00	44,617.56	0.00
A-M	11/01/23 - 11/30/23	30	0.00	142,638.85	0.00	142,638.85	0.00	0.00	0.00	142,638.85	0.00
X-A	11/01/23 - 11/30/23	30	0.00	681,053.36	0.00	681,053.36	0.00	0.00	0.00	681,053.36	0.00
X-B	11/01/23 - 11/30/23	30	0.00	26,547.26	0.00	26,547.26	0.00	0.00	0.00	26,547.26	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E	11/01/23 - 11/30/23	30	0.00	36,796.61	0.00	36,796.61	0.00	0.00	0.00	36,796.61	0.00
X-F	11/01/23 - 11/30/23	30	0.00	15,769.16	0.00	15,769.16	0.00	0.00	0.00	15,769.16	0.00
X-G	11/01/23 - 11/30/23	30	0.00	49,969.88	0.00	49,969.88	0.00	0.00	0.00	49,969.88	0.00
B	11/01/23 - 11/30/23	30	0.00	117,724.52	0.00	117,724.52	0.00	0.00	0.00	117,724.52	0.00
C	11/01/23 - 11/30/23	30	0.00	133,177.97	0.00	133,177.97	0.00	0.00	0.00	133,177.97	0.00
D	11/01/23 - 11/30/23	30	0.00	159,068.89	0.00	159,068.89	0.00	0.00	0.00	159,068.89	0.00
E	11/01/23 - 11/30/23	30	0.00	40,892.21	0.00	40,892.21	0.00	0.00	0.00	40,892.21	0.00
F	11/01/23 - 11/30/23	30	0.00	17,524.33	0.00	17,524.33	0.00	0.00	0.00	17,524.33	0.00
G	11/01/23 - 11/30/23	30	1,641,658.04	55,531.71	0.00	55,531.71	44,174.75	0.00	0.00	11,356.96	1,689,303.53
Totals			1,641,658.04	2,418,700.93	0.00	2,418,700.93	44,174.75	0.00	0.00	2,374,526.18	1,689,303.53

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

	Additional Information
Total Available Distribution Amount (1)	3,336,259.12
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,432,580.10	Master Servicing Fee	7,907.55
Interest Reductions due to Nonrecoverability Determination	(8,138.14)	Certificate Administrator Fee	3,879.79
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	250.91
ARD Interest	0.00	Operating Advisor Fee	1,453.85
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	170.62
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,424,441.96	Total Fees	13,872.72

Principal		Expenses/Reimbursements
Scheduled Principal	779,169.03	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	15,950.45
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	17,081.53
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	8,743.27	Special Servicing Fees (Work Out)	3,011.03
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	173,820.64	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	961,732.94	Total Expenses/Reimbursements	36,043.01

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,374,526.18
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	961,732.94
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,336,259.12
Total Funds Collected	3,386,174.90	Total Funds Distributed	3,386,174.85

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	602,178,164.22	602,178,164.22	Beginning Certificate Balance	602,178,164.22
(-) Scheduled Principal Collections	779,169.03	779,169.03	(-) Principal Distributions	961,732.94
(-) Unscheduled Principal Collections	173,820.64	173,820.64	(-) Realized Losses	(8,743.27)
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	(8,743.27)
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	(8,743.27)	(8,743.27)	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	601,225,174.55	601,225,174.55	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	603,238,645.02	603,238,645.02	Ending Certificate Balance	601,225,174.55
Ending Actual Collateral Balance	602,314,463.26	602,314,463.26

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.82%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	39,964,142.85	6.65%	30	4.6560	NAP	Defeased	3	39,964,142.85	6.65%	30	4.6560	NAP
2,000,000 or less	1	1,535,498.65	0.26%	27	6.3600	(0.787000)	1.30 or less	12	125,621,242.18	20.89%	27	4.9719	0.984928
2,000,001 to 3,000,000	1	2,311,655.82	0.38%	29	5.7600	1.227100	1.31 to 1.40	3	19,759,525.72	3.29%	29	5.4959	1.371795
3,000,001 to 4,000,000	1	3,150,000.00	0.52%	23	4.8455	2.362600	1.41 to 1.50	3	47,709,322.34	7.94%	27	5.2818	1.468868
4,000,001 to 5,000,000	6	26,276,053.29	4.37%	29	5.3238	1.854768	1.51 to 1.60	2	37,340,506.86	6.21%	27	4.6437	1.549101
5,000,001 to 6,000,000	2	11,325,471.08	1.88%	30	5.1651	1.619680	1.61 to 1.70	4	62,265,450.87	10.36%	19	4.4507	1.652291
6,000,001 to 7,000,000	2	12,649,277.16	2.10%	27	4.9602	0.592691	1.71 to 1.80	2	50,164,519.35	8.34%	29	4.7907	1.756437
7,000,001 to 8,000,000	1	7,668,107.56	1.28%	23	6.0500	0.367000	1.81 to 1.90	2	18,367,246.22	3.05%	30	5.0906	1.900606
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	1	4,382,086.51	0.73%	30	5.1700	1.945900
9,000,001 to 10,000,000	1	9,721,935.85	1.62%	29	5.1000	0.750000	2.01 to 2.25	2	47,698,478.10	7.93%	28	5.1034	2.164264
10,000,001 to 15,000,000	8	101,357,192.12	16.86%	23	5.4112	1.876291	2.26 to 3.00	4	93,964,955.91	15.63%	13	4.8380	2.418152
15,000,001 to 20,000,000	4	73,986,368.17	12.31%	25	4.5522	1.673054	3.01 to 3.99	2	40,625,043.68	6.76%	30	3.9360	3.137231
20,000,001 to 30,000,000	7	167,114,952.65	27.80%	19	4.8951	1.850980	4.00 or greater	1	13,362,653.96	2.22%	29	5.8500	4.783100
30,000,001 or greater	4	144,164,519.35	23.98%	30	4.3666	2.205569	Totals	41	601,225,174.55	100.00%	25	4.8473	1.809535
Totals	41	601,225,174.55	100.00%	25	4.8473	1.809535
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	5	39,964,142.85	6.65%	30	4.6560	NAP	Washington	6	42,618,937.48	7.09%	31	4.9973	1.541596
Alabama	3	16,228,462.53	2.70%	29	5.4080	1.637272	Wisconsin	1	20,750,254.79	3.45%	23	5.0500	1.486600
Arizona	1	6,319,172.24	1.05%	24	4.7500	0.024100	Totals	132	601,225,174.55	100.00%	25	4.8473	1.809535
California	3	55,860,341.96	9.29%	30	4.9842	2.169983
									Property Type³
Connecticut	1	1,309,595.18	0.22%	30	5.3200	1.352700
Florida	5	59,792,834.72	9.95%	27	5.1386	1.977357		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	2	21,199,578.83	3.53%	24	4.0441	1.361864		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	1	3,604,793.83	0.60%	24	4.9040	2.406400	Defeased	5	39,964,142.85	6.65%	30	4.6560	NAP
Indiana	2	10,809,933.99	1.80%	30	5.1617	1.175095	Industrial	1	167,224.11	0.03%	(31)	5.2130	1.679800
Massachusetts	1	4,243,245.06	0.71%	24	4.9040	2.406400	Lodging	12	108,733,859.87	18.09%	29	5.4071	1.938933
Minnesota	1	2,868,119.34	0.48%	24	4.9040	2.406400	Mixed Use	2	10,540,806.05	1.75%	31	4.5300	1.530300
Mississippi	1	3,556,275.46	0.59%	22	4.7900	1.573300	Multi-Family	3	36,519,104.44	6.07%	26	4.7328	1.374878
Missouri	1	2,229,668.12	0.37%	24	4.9040	2.406400	Office	24	201,566,698.59	33.53%	19	5.0448	1.786854
New Hampshire	1	40,000,000.00	6.65%	30	4.0400	1.654000	Other	58	20,000,000.01	3.33%	26	4.3000	1.803700
New Jersey	25	28,443,756.90	4.73%	10	5.0376	1.455416	Retail	27	183,733,338.64	30.56%	27	4.4413	1.966492
New York	3	40,107,115.02	6.67%	27	3.8914	2.947054	Totals	132	601,225,174.55	100.00%	25	4.8473	1.809535
North Carolina	2	6,012,420.06	1.00%	30	5.0002	1.631363
Ohio	5	25,402,550.63	4.23%	27	5.1938	1.354298
Oklahoma	1	3,150,000.00	0.52%	23	4.8455	2.362600
Oregon	2	9,203,606.21	1.53%	24	6.1017	0.174471
Pennsylvania	14	61,388,732.27	10.21%	8	4.9374	1.902791
South Carolina	1	4,382,086.51	0.73%	30	5.1700	1.945900
Tennessee	1	30,164,519.35	5.02%	31	5.1160	1.725100
Texas	4	32,358,393.36	5.38%	23	4.8042	1.286445
Virginia	39	29,256,637.88	4.87%	27	5.0625	3.218939

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	39,964,142.85	6.65%	30	4.6560	NAP	Defeased	3	39,964,142.85	6.65%	30	4.6560	NAP
	4.000% or less	2	54,989,555.36	9.15%	28	3.7879	2.471341	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	1	40,000,000.00	6.65%	30	4.0400	1.654000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	1	20,000,000.00	3.33%	26	4.3000	1.803700	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	3	65,332,779.20	10.87%	30	4.6746	1.832651	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	6	115,799,425.61	19.26%	14	4.8861	1.853970	49 months or greater	38	561,261,031.70	93.35%	25	4.8609	1.844067
	5.001% to 5.250%	12	158,681,847.55	26.39%	24	5.1074	1.748367	Totals	41	601,225,174.55	100.00%	25	4.8473	1.809535
	5.251% to5.500%	7	65,405,612.27	10.88%	29	5.3783	1.307505
	5.501% to 5.750%	2	16,173,895.72	2.69%	31	5.6443	1.925356
	5.751% to 6.000%	2	15,674,309.78	2.61%	29	5.8367	4.258659
	6.001 or greater	2	9,203,606.21	1.53%	24	6.1017	0.174471
	Totals	41	601,225,174.55	100.00%	25	4.8473	1.809535
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	39,964,142.85	6.65%	30	4.6560	NAP	Defeased	3	39,964,142.85	6.65%	30	4.6560	NAP
	59 months or less	38	561,261,031.70	93.35%	25	4.8609	1.844067	Interest Only	6	166,450,000.00	27.69%	28	4.3265	2.282678
60 months to 83 months		0	0.00	0.00%	0	0.0000	0.000000	324 months or less	32	394,811,031.70	65.67%	23	5.0863	1.659151
84 months to 110 months		0	0.00	0.00%	0	0.0000	0.000000	325 months to 351 months	0	0.00	0.00%	0	0.0000	0.000000
	111 months or greater	0	0.00	0.00%	0	0.0000	0.000000	352 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	601,225,174.55	100.00%	25	4.8473	1.809535	Totals	41	601,225,174.55	100.00%	25	4.8473	1.809535
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	39,964,142.85	6.65%	30	4.6560	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	36	548,785,553.26	91.28%	26	4.8497	1.854703
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	2	12,475,478.44	2.08%	(24)	5.3542	1.376183
	Totals	41	601,225,174.55	100.00%	25	4.8473	1.809535
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	303161073	RT	Salem	NH	Actual/360	4.040%	134,666.67	0.00	0.00	N/A	06/01/26	--	40,000,000.00	40,000,000.00	12/01/23
2	303161071	OF	San Francisco	CA	Actual/360	4.742%	150,163.33	0.00	0.00	N/A	06/01/26	--	38,000,000.00	38,000,000.00	12/01/23
3	407004623	RT	New York	NY	Actual/360	3.705%	111,165.00	0.00	0.00	N/A	06/06/26	--	36,000,000.00	36,000,000.00	12/06/23
5	303161076	LO	Nashville	TN	Actual/360	5.116%	128,847.49	57,721.65	0.00	N/A	07/01/26	--	30,222,241.00	30,164,519.35	12/01/23
6	306170006	OF	Tampa	FL	Actual/360	5.020%	121,608.09	41,096.60	0.00	N/A	03/06/26	--	29,069,661.79	29,028,565.19	12/06/23
7	407004622	RT	Various	Various	Actual/360	4.904%	119,739.33	0.00	0.00	N/A	12/06/25	--	29,300,000.00	29,300,000.00	12/06/23
8	303161078	OF	Center Valley	PA	Actual/360	4.910%	96,926.58	173,820.64	0.00	07/01/21	07/01/36	--	23,688,776.55	23,514,955.91	12/01/23
9	306170009	MF	Dallas	TX	Actual/360	4.810%	91,912.91	34,151.88	0.00	N/A	12/06/25	--	22,930,455.41	22,896,303.53	12/06/23
10	301741107	OF	Glendale	WI	Actual/360	5.050%	87,501.04	42,070.53	0.00	N/A	11/06/25	--	20,792,325.32	20,750,254.79	12/06/23
11	301741118	RT	Columbus	GA	Actual/360	3.944%	62,616.15	62,011.90	0.00	N/A	12/06/25	--	19,051,567.26	18,989,555.36	12/06/23
12	407004625	OF	Breinigsville	PA	Actual/360	5.000%	86,047.38	40,105.70	0.00	N/A	07/06/26	--	20,651,371.97	20,611,266.27	12/06/23
13	306170013	Various Various		WA	Actual/360	4.530%	79,453.51	33,680.93	0.00	N/A	07/05/26	--	21,047,287.89	21,013,606.96	12/05/23
14	306170014	RT	Various	FL	Actual/360	5.233%	81,571.40	35,548.24	0.00	N/A	05/05/26	--	18,705,461.15	18,669,912.91	12/05/23
15	407004638	98	Various	Various	Actual/360	4.300%	71,666.67	0.00	0.00	N/A	02/06/26	--	20,000,000.00	20,000,000.00	12/06/23
16	306170016	IN	Various	PA	Actual/360	4.620%	68,374.66	31,824.20	0.00	N/A	07/01/26	05/01/26	17,759,653.01	17,727,828.81	12/01/23
17	301741100	RT	Various	Various	Actual/360	4.790%	65,287.47	29,043.52	0.00	10/06/25	10/06/45	--	16,355,943.42	16,326,899.90	12/06/23
18	303161066	MF	Blacksburg	VA	Actual/360	4.685%	55,379.40	29,141.10	0.00	N/A	05/01/26	--	14,184,690.62	14,155,549.52	12/01/23
19	306170019	LO	Gulf Shores	AL	Actual/360	5.500%	63,015.16	24,992.14	0.00	N/A	06/05/26	--	13,748,761.41	13,723,769.27	12/05/23
20	301741138	OF	Beachwood	OH	Actual/360	5.347%	59,085.19	24,648.85	0.00	N/A	06/06/26	--	13,260,187.77	13,235,538.92	12/06/23
21	306170021	LO	Various	VA	Actual/360	5.850%	65,256.21	23,234.93	0.00	N/A	05/06/26	--	13,385,888.89	13,362,653.96	12/06/23
22	407004609	LO	Los Angeles	CA	Actual/360	5.419%	59,879.17	24,528.44	0.00	N/A	05/06/26	--	13,259,826.72	13,235,298.28	12/06/23
24	407004621	OF	Horsham	PA	Actual/360	5.051%	58,131.14	21,780.40	0.00	N/A	06/06/26	--	13,810,606.27	13,788,825.87	12/06/23
26	303161069	LO	Ocala	FL	Actual/360	5.281%	50,803.49	21,786.93	0.00	N/A	05/01/26	--	11,544,060.92	11,522,273.99	12/01/23
27	306170027	OF	Vancouver	WA	Actual/360	5.610%	54,073.93	17,764.78	0.00	N/A	07/05/26	--	11,566,616.82	11,548,852.04	12/05/23
28	305960001	Various Various		Various	Actual/360	5.213%	47,525.10	0.00	0.00	N/A	05/05/21	--	10,939,979.79	10,939,979.79	11/05/23
29	407004607	OF	Cherry Hill	NJ	Actual/360	5.100%	41,398.42	18,869.00	0.00	N/A	05/06/26	--	9,740,804.85	9,721,935.85	12/06/23
30	306170030	OF	Taylorsville	UT	Actual/360	4.684%	31,637.27	24,429.18	0.00	N/A	06/01/26	--	8,105,193.70	8,080,764.52	12/01/23
31	306170031	LO	Newport	OR	Actual/360	6.050%	38,766.18	21,051.71	0.00	N/A	11/05/25	--	7,689,159.27	7,668,107.56	05/05/21

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
33	306170033	RT	Glendale	AZ	Actual/360	4.750%	25,065.94	13,275.14	0.00	N/A	12/06/25	--	6,332,447.38	6,319,172.24	06/06/21
34	306170034	LO	Pineville	NC	Actual/360	5.020%	24,533.03	17,055.64	0.00	N/A	06/05/26	--	5,864,468.59	5,847,412.95	12/05/23
35	306170035	RT	Noblesville	IN	Actual/360	5.170%	27,324.87	12,224.98	0.00	N/A	06/06/26	--	6,342,329.90	6,330,104.92	12/06/23
36	306170036	RT	Richland	WA	Actual/360	5.320%	24,354.64	15,468.75	0.00	N/A	06/06/26	--	5,493,526.88	5,478,058.13	12/06/23
37	407004624	LO	Yuba City	CA	Actual/360	5.730%	22,143.75	12,390.66	0.00	N/A	07/06/26	--	4,637,434.34	4,625,043.68	12/06/23
38	306170038	LO	Fort Mill	SC	Actual/360	5.170%	18,933.67	12,576.81	0.00	N/A	06/05/26	--	4,394,663.32	4,382,086.51	12/05/23
39	306170039	LO	Wauseon	OH	Actual/360	5.350%	18,792.85	12,524.28	0.00	N/A	10/06/25	--	4,215,218.60	4,202,694.32	12/06/23
40	407004615	OF	Mishawaka	IN	Actual/360	5.150%	19,262.78	8,584.56	0.00	N/A	06/06/26	--	4,488,413.63	4,479,829.07	12/06/23
41	306170041	OF	Yakima	WA	Actual/360	5.210%	19,904.92	6,207.20	0.00	N/A	05/05/26	--	4,584,627.55	4,578,420.35	12/05/23
42	306170042	RT	Various	Various	Actual/360	5.320%	17,792.23	5,304.48	0.00	N/A	06/06/26	--	4,013,283.84	4,007,979.36	12/06/23
44	306170044	MF	Oklahoma City	OK	Actual/360	4.846%	12,719.44	0.00	0.00	N/A	11/06/25	--	3,150,000.00	3,150,000.00	12/06/23
46	306170046	RT	Plattsburgh	NY	Actual/360	5.760%	11,115.50	4,073.92	0.00	N/A	05/05/26	--	2,315,729.74	2,311,655.82	12/05/23
47	306170047	OF	Portland	OR	Actual/360	6.360%	0.00	0.00	0.00	N/A	03/05/26	--	1,535,498.65	1,535,498.65	02/05/20
Totals							2,424,441.96	952,989.67	0.00				602,178,164.22	601,225,174.55
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	19,199,580.30	9,178,282.64	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	4,037,807.00	3,166,047.24	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	4,278,440.17	3,214,938.55	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	9,077,110.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	9,970,473.72	5,179,266.76	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	22,297,925.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	2,466,860.97	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,772,541.15	1,397,091.34	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,742,318.63	1,862,639.39	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	7,877,127.87	3,508,398.33	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	2,448,697.93	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,688,590.00	1,657,056.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,682,499.76	2,366,837.43	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	13,820,961.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	2,936,066.81	2,234,916.86	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	1,816,378.31	1,814,853.19	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,203,450.37	271,981.89	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	4,152,306.12	5,548,947.56	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	5,127,494.47	5,806,390.52	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,962,840.50	1,463,555.57	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,389,703.00	1,256,501.31	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,499,943.64	990,973.12	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	8,234,016.00	6,163,765.00	01/01/18	09/30/18	10/10/23	2,819,978.18	61,193.53	47,726.57	47,726.57	0.00	0.00
29	2,400,695.61	882,663.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	904,914.00	224,841.00	01/01/23	06/30/23	08/07/23	0.00	32,615.75	59,731.45	1,853,308.30	374,866.92	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	11,223.77	8,547.00	01/01/23	06/30/23	09/06/23	4,033,833.23	404,358.89	22,319.44	745,047.75	0.00	0.00
34	1,164,391.45	908,015.70	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	631,594.05	461,829.47	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	835,760.73	417,880.85	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,640,875.94	1,495,943.87	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,428,343.00	844,996.20	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	598,806.85	583,902.53	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	387,759.80	336,532.70	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
41	484,759.69	470,449.31	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	537,566.93	198,078.44	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	361,310.28	292,243.32	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
46	204,781.24	169,060.15	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
47	171,263.00	(72,785.56)	01/01/21	09/30/21	06/08/23	546,728.31	23,730.17	(17.26)	376,036.40	57,609.13	0.00
Totals	140,531,620.16	69,220,199.58				7,400,539.72	521,898.34	129,760.20	3,022,119.02	432,476.05	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
8	303161078	173,820.64	Partial Liquidation (Curtailment)	0.00	0.00
Totals		173,820.64		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/12/23	0	0.00	0	0.00	3	15,522,778.45	0	0.00	3	18,794,650.68	0	0.00	1	173,820.64	0	0.00	4.847321%	4.800086%	25
11/10/23	0	0.00	0	0.00	3	15,557,105.30	0	0.00	3	18,807,925.82	0	0.00	1	178,306.95	0	0.00	4.847562%	4.800330%	26
10/13/23	0	0.00	0	0.00	3	15,589,151.34	0	0.00	3	18,877,240.33	0	0.00	1	171,858.97	0	0.00	4.847815%	4.797196%	27
09/12/23	0	0.00	0	0.00	3	15,623,172.80	0	0.00	3	18,890,414.29	0	0.00	1	174,343.18	0	0.00	4.848051%	4.797431%	28
08/11/23	0	0.00	0	0.00	3	15,654,904.77	0	0.00	3	18,902,699.09	0	0.00	1	174,107.05	0	0.00	4.848265%	4.797643%	29
07/12/23	0	0.00	0	0.00	3	15,686,485.91	0	0.00	3	18,914,933.85	0	0.00	1	171,979.55	0	0.00	4.848477%	4.797853%	30
06/12/23	0	0.00	0	0.00	3	15,720,059.57	0	0.00	3	18,927,959.19	0	0.00	1	166,639.25	0	0.00	4.848709%	4.801471%	31
05/12/23	0	0.00	0	0.00	3	15,751,331.05	0	0.00	3	18,940,091.05	0	0.00	1	173,338.46	0	0.00	4.848917%	4.801682%	32
04/13/23	0	0.00	0	0.00	3	15,784,606.43	0	0.00	3	18,953,017.20	0	0.00	1	167,484.34	1	7,261,952.04	4.849145%	4.801913%	33
03/10/23	0	0.00	0	0.00	4	29,053,111.86	0	0.00	3	18,967,152.86	0	0.00	1	164,316.19	0	0.00	4.855660%	4.803038%	34
02/10/23	1	13,583,729.72	0	0.00	4	29,122,088.35	0	0.00	2	7,987,676.33	0	0.00	1	167,759.91	0	0.00	4.855931%	4.803309%	35
01/12/23	1	13,603,692.26	0	0.00	4	29,177,780.86	0	0.00	1	6,459,086.98	0	0.00	1	175,432.18	0	0.00	4.856135%	4.803513%	36
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
28	305960001	11/05/23	0	5	47,726.57	47,726.57	0.00	10,996,905.36	06/07/19	2	02/14/20		01/27/23
31	306170031	05/05/21	30	6	59,731.45	1,853,308.30	439,973.87	8,256,453.98	05/11/20	1
33	306170033	06/06/21	29	6	22,319.44	745,047.75	209,669.06	6,684,949.55	11/05/20	7			08/31/21
47	306170047	02/05/20	45	6	(17.26)	376,036.40	291,002.37	1,613,738.19	05/11/20	7			01/27/23
Totals					129,760.20	3,022,119.02	940,645.30	27,552,047.08
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		10,939,980	0	0		10,939,980
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		113,276,088	99,288,808	7,668,108		6,319,172
25 - 36 Months		437,167,251	435,631,753	0		1,535,499
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		39,841,856	39,841,856	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-23	601,225,175	574,762,416	0	0	7,668,108	18,794,651
Nov-23	602,178,164	575,681,079	0	0	7,689,159	18,807,926
Oct-23	603,133,461	576,547,404	0	0	7,708,816	18,877,240
Sep-23	604,078,247	577,458,169	0	0	7,729,664	18,890,414
Aug-23	604,966,232	578,314,422	0	0	7,749,111	18,902,699
Jul-23	605,850,913	579,167,522	0	0	7,768,457	18,914,934
Jun-23	606,786,675	580,069,710	0	0	7,789,006	18,927,959
May-23	607,657,547	580,909,311	0	0	7,808,145	18,940,091
Apr-23	608,588,557	581,807,045	0	0	18,825,400	7,956,112
Mar-23	622,691,528	582,641,511	0	0	21,082,864	18,967,153
Feb-23	623,752,507	570,049,784	13,583,730	0	33,671,828	6,447,165
Jan-23	624,636,538	581,855,065	13,603,692	0	22,718,694	6,459,087
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
12	407004625	20,611,266.27	20,611,266.27	102,000,000.00	05/03/16	2,281,637.43	1.08980	06/30/23	07/06/26	270
28	305960001	10,939,979.79	10,996,905.36	131,000,000.00	09/29/15	5,846,976.00	1.67980	09/30/18	05/05/21	270
31	306170031	7,668,107.56	8,256,453.98	12,525,000.00	06/14/23	131,724.00	0.36700	06/30/23	11/05/25	202
33	306170033	6,319,172.24	6,684,949.55	4,000,000.00	07/14/23	5,547.00	0.02410	06/30/23	12/06/25	263
47	306170047	1,535,498.65	1,613,738.19	1,890,000.00	08/16/23	(74,570.56)	(0.78700)	09/30/21	03/05/26	266
Totals		47,074,024.51	48,163,313.35	251,415,000.00		8,191,313.87

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
12	407004625	OF	PA	01/03/22	98

Loan transferred to special servicing for Imminent Monetary Default due to a major lease expiration in 10/2023; the tenant subsequently renewed in Q1 2023. The Loan is in cash management and payment current. Special Servicer is monitoring

	leasing activity .

28	305960001	Various	Various	06/07/19	2
	The loan was originally secured by 13 properties, 1 of which have been released, and 12 have become REO. There are 12 remaining REO properties.

31	306170031	LO	OR	05/11/20	1

The Loan transferred for Imminent Monetary Default at the Borrower's request as a result of the Covid-19 pandemic. The Loan is in payment default. Lender is dual tracking negotiations with the legal process and a foreclosure has been filed.

	Borrower and Special Servicer are currently negotiating a payoff.

33	306170033	RT	AZ	11/05/20	7

Property is a 45,421 SF retail center located in Glendale, AZ. The loan transferred into Special Servicing in 11/2020 due to a Borrower declared Imminent Monetary Default stemming from the impact of COVID-19, coupled with the loss of the grocery anchor Henry's, which vacated in 08/2020 at lease expiration and made up 61% of the GLA. Lender took title via deed-in-lieu of foreclosure on 9/1/2021. Property is currently 21.9% occupied, up from 20% at foreclosure. Asset

	Management is working with a local broke r to lease anchor space. Exit scenarios are being analyzed.

47	306170047	OF	OR	05/11/20	7

14,000 SF class C office building in Portland, OR. Lender took title through a Deed In Lieu on 1/27/2023. The Property was 100% occupied by the borrower. The lease was terminated at foreclosure and the property is currently 100% vacant. The

	Asset is currently being marketed for sale. Expected disposition by Q4 2023.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	303161076	32,360,036.78	5.11600%	32,316,027.98	5.11600%	10	05/26/21	05/26/21	--
19	306170019	14,586,985.70	5.50000%	14,586,985.70	5.50000%	10	07/15/20	04/05/20	09/08/20
22	407004609	14,142,165.57	5.41900%	14,142,165.57	5.41900%	10	06/02/20	06/06/20	07/06/20
26	303161069	12,347,378.94	5.28100%	12,312,614.56	5.28100%	10	03/31/21	07/01/20	--
28	305960001	67,030,270.88	5.21300%	11,345,323.06	5.21300%	9	06/22/22	06/20/22	--
Totals		140,466,837.87		84,703,116.87
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
4	306170004	07/12/22	28,000,000.00	161,000,000.00	34,176,330.35	48,982,679.00	30,201,147.69	(18,781,531.31)	0.00	0.00	0.00	0.00	0.00%
4A	306170104	07/12/22	8,000,000.00	161,000,000.00	8,671,795.59	18,284,676.00	8,671,795.59	(9,612,880.41)	0.00	0.00	0.00	0.00	0.00%
23	407000584	04/13/23	13,235,434.81	21,000,000.00	8,865,871.08	1,580,716.21	8,865,871.08	7,285,154.87	5,950,279.94	8,743.27	8,743.27	5,941,536.67	36.30%
25	303161077	08/12/21	13,471,228.11	13,500,000.00	13,000,709.18	1,399,053.24	13,000,709.18	11,601,655.94	1,869,572.17	0.00	8,396.03	1,861,176.14	12.83%
32	301741139	11/15/21	7,802,347.46	15,400,000.00	8,254,663.58	333,085.80	8,254,663.58	7,921,577.78	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			70,509,010.38	371,900,000.00	72,969,369.78	70,580,210.25	68,994,187.12	(1,586,023.13)	7,819,852.11	8,743.27	17,139.30	7,802,712.81

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	12/12/23	0.00	(16,933.92)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		11/10/23	0.00	(16,898.19)	0.00	0.00	0.00	0.00	0.00	0.00
		10/13/23	0.00	(16,862.54)	0.00	0.00	0.00	0.00	0.00	0.00
		09/12/23	0.00	(16,826.97)	0.00	0.00	0.00	0.00	0.00	0.00
		08/11/23	0.00	(16,791.47)	0.00	0.00	0.00	0.00	0.00	0.00
		07/12/23	0.00	(16,756.04)	0.00	0.00	0.00	0.00	0.00	0.00
		06/12/23	0.00	(16,738.31)	0.00	0.00	0.00	0.00	0.00	0.00
		05/12/23	0.00	(16,703.00)	0.00	0.00	0.00	0.00	0.00	0.00
		04/13/23	0.00	(4,114.42)	0.00	0.00	0.00	0.00	0.00	0.00
		03/10/23	0.00	(4,105.74)	0.00	0.00	0.00	0.00	0.00	0.00
		02/10/23	0.00	(4,097.07)	0.00	0.00	0.00	0.00	0.00	0.00
		01/12/23	0.00	(4,088.43)	0.00	0.00	0.00	0.00	0.00	0.00
		12/12/22	0.00	(4,079.80)	0.00	0.00	0.00	0.00	0.00	0.00
		11/14/22	0.00	(4,071.20)	0.00	0.00	0.00	0.00	0.00	0.00
		10/13/22	0.00	(4,062.61)	0.00	0.00	0.00	0.00	0.00	0.00
		09/12/22	0.00	(4,054.04)	0.00	0.00	0.00	0.00	0.00	0.00
		08/12/22	0.00	(4,045.48)	0.00	0.00	0.00	0.00	0.00	0.00
		07/12/22	0.00	(4,036.95)	0.00	0.00	0.00	0.00	0.00	0.00
		06/10/22	0.00	(4,028.43)	0.00	0.00	0.00	0.00	0.00	0.00
		05/12/22	0.00	(4,019.93)	0.00	0.00	0.00	0.00	0.00	0.00
		04/12/22	0.00	(4,011.45)	0.00	0.00	0.00	0.00	0.00	0.00
		03/11/22	0.00	(4,002.99)	0.00	0.00	0.00	0.00	0.00	0.00
		02/11/22	0.00	(3,994.55)	0.00	0.00	0.00	0.00	0.00	0.00
		01/12/22	0.00	(3,986.12)	0.00	0.00	0.00	0.00	0.00	0.00
		12/10/21	0.00	(3,977.71)	0.00	0.00	0.00	0.00	0.00	0.00
		11/15/21	0.00	(3,969.32)	0.00	0.00	0.00	0.00	0.00	0.00
		10/13/21	0.00	(3,960.94)	0.00	0.00	0.00	0.00	0.00	0.00
		09/13/21	0.00	(3,952.59)	0.00	0.00	0.00	0.00	0.00	0.00
4	306170004	07/12/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4A	306170104	07/12/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
23	407000584	12/12/23	0.00	0.00	5,941,536.67	0.00	0.00	(8,743.27)	0.00	0.00	5,941,536.67
		04/13/23	0.00	0.00	5,950,279.94	0.00	0.00	5,950,279.94	0.00	0.00
25	303161077	09/12/23	0.00	0.00	1,861,176.14	0.00	(45.92)	0.00	0.00	0.00	1,861,222.06
		06/12/23	0.00	0.00	1,861,222.06	0.00	0.00	(8,350.11)	0.00	0.00
		08/12/21	0.00	0.00	1,869,572.17	0.00	0.00	1,869,572.17	0.00	0.00
32	301741139	11/15/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	(16,933.92)	0.00	0.00	0.00	(8,743.27)	0.00	0.00	(8,743.27)
Cumulative Totals			0.00	(215,170.21)	7,802,712.81	0.00	(45.92)	7,802,758.73	0.00	0.00	7,802,758.73

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
12	0.00	0.00	4,302.37	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	0.00	0.00	1,001.99	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	0.00	0.00	884.91	0.00	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	0.00	0.00	725.90	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	2,279.16	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	3,500.00	0.00	0.00	15,950.45	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	0.00	0.00	398.23	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	8,138.14	0.00	0.00	0.00	0.00
Total	0.00	0.00	17,081.53	0.00	3,011.03	15,950.45	0.00	8,138.14	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		44,181.15

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28